Financial instruments - Summary of Significant Marketable Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Bilibili Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 29,410	¥ 54,214
ANYCOLOR Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	8,568	10,061
KADOKAWA Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 7,545	8,017
Toei Animation Co., Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income		¥ 10,407